Investor Class Prospectus | Innovator McKinley Income Fund
Innovator McKinley Income Fund
Innovator McKinley Income Fund (the “Fund”)

Supplement to the Fund’s Class A Prospectus and Statement of Additional Information (“SAI”)

dated March 30, 2015 (as supplemented)

Effective December 1, 2015 (the “Effective Date”), the Fund will no longer impose a sales charge (load) on the purchase, or a redemption fee on the sale or exchange, of its Class A shares.   In connection with those changes, Class A shares will be redesignated as “Investor Class” shares.  Accordingly, the following changes are made to the Prospectus:

1.	On the Effective Date, the “Shareholder Fees” table and its preceding paragraph in the Fund Summary portion of the Prospectus are hereby revised as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The acquired fund fees and expenses shown below are incurred indirectly by the Fund through its ownership of shares in other investment companies and in business development companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Prospectus Innovator McKinley Income Fund Investor Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

2.	On the Effective Date, the “Expense” example table in the Fund Summary portion of the Prospectus is hereby revised as follows:

Expense Example	Investor Class Prospectus Innovator McKinley Income Fund Investor Class USD ($)
1 year	$ 259
3 years	833
5 years	1,434
10 years	$ 3,057

* * * Please keep this supplement for future reference. This supplement is dated October 30, 2015.